Notes to Cash Flows - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Cash Flows Explanatory Notes [Line Items]
Disposal of non-controlling interests	£ 181
Principal elements of lease payments	25	£ 45	£ 54
Cash outflow for leases	28	48
Interest received	4,806	5,139	5,801
Interest paid	1,064	1,857	2,538
Dividends received	0	0	0
Cash and cash equivalents restated	£ 50,834	47,682	28,951	£ 26,264
Increase (decrease) due to corrections of prior period errors
Disclosure Of Cash Flows Explanatory Notes [Line Items]
Cash and cash equivalents restated		2,100	1,134
Change in operating liabilities
Disclosure Of Cash Flows Explanatory Notes [Line Items]
Change in operating liabilities		£ 45	£ 54